Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 1,588,529	¥ 876,036
Other		324,659	262,040
Total		3,644,912	3,397,329
Mizuho Financial Group, Inc.
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	1,641,988	2,218,111
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	89,736	41,142
Total		¥ 247,180	¥ 187,852

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥1,782,111 million and ¥436,000 million, respectively, at March 31, 2023, and ¥1,165,988 million and ¥476,000 million, respectively, at March 31, 2024.